UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares or
Face Amount			Value
	COMMON STOCKS - 93.31%
	Consumer Discretionary - 27.51%
	Hotels, Restaurants & Leisure - 8.42%
20,520	McCormick & Schmick's Seafood Restaurants, Inc. (a)		$488,376
52,400	Morton's Restaurant Group, Inc. (a)		802,768
16,600	Orient-Express Hotels Ltd. - Class A		644,744
15,400	Steiner Leisure Ltd. (a)		608,762
65,200	Sunterra Corp. (a)		667,648
73,200	Trump Entertainment Resorts, Inc. (a)		1,474,980
			4,687,278
	Internet & Catalog Retail - 1.50%
31,162	Coldwater Creek, Inc. (a)		833,895

	Leisure Equipment & Products - 7.88%
79,500	Digital Theater Systems, Inc. (a)		1,548,660
108,900	Imax Corp. (a)		997,524
32,500	MarineMax, Inc. (a)		852,475
77,900	Monaco Coach Corp.		989,330
			4,387,989

	Specialty Retail - 5.71%
66,600	A.C. Moore Arts & Crafts, Inc. (a)		1,086,246
46,350	Cache, Inc. (a)		803,709
95,600	Golf Galaxy, Inc. (a)		1,285,820
			3,175,775

	Textiles, Apparel & Luxury Goods - 4.00%
72,000	The Dixie Group, Inc. (a)		956,880
16,200	Oxford Industries, Inc.		638,442
35,800	True Religion Apparel, Inc. (a)		633,660
			2,228,982
	Total Consumer Discretionary		15,313,919

	Financials - 8.71%
	Capital Markets - 2.13%
25,000	Hennessy Advisors, Inc.		712,500
25,000	Thomas Weisel Partners Group, Inc. (a)		475,250
			1,187,750

	Commercial Banks - 2.01%
24,100	Boston Private Financial Holdings, Inc.		672,390
10,800	PrivateBancorp, Inc.		447,228
			1,119,618

	Diversified Financial Services - 4.57%
50,200	Cohen & Steers, Inc.		1,184,720
123,200	MarketAxess Holdings, Inc. (a)		1,356,432
			2,541,152
	Total Financials		4,848,520

	Health Care - 31.03%
	Biotechnology - 5.32%
15,000	Altus Pharmaceuticals, Inc. (a)		276,750
47,000	AtheroGenics, Inc. (a)		613,350
51,000	LifeCell Corp. (a)		1,576,920
46,800	Neurochem, Inc. (a)		492,804
			2,959,824

	Health Care Equipment & Supplies - 17.82%
148,900	Align Technology, Inc. (a)		1,100,371
40,000	AngioDynamics, Inc. (a)		1,082,000
120,584	Cardiac Science Corp. (a)		951,408
48,100	ev3, Inc. (a)		712,361
90,500	Lifecore Biomedical, Inc. (a)		1,420,850
34,750	Meridian Bioscience, Inc.		867,012
55,400	Merit Medical Systems, Inc. (a)		762,304
38,600	Molecular Devices Corp. (a)		1,179,616
37,200	Neurometrix, Inc. (a)		1,133,112
66,300	Spectranetics Corp. (a)		710,736
			9,919,770

	Health Care Providers & Services - 6.09%
160,000	Health Fitness Corp. (a)		288,000
29,700	ICON PLC, ADR (a)		1,642,410
18,300	MWI Veterinary Supply, Inc. (a)		666,669
35,600	PRA International (a)		792,812
			3,389,891

	Pharmaceuticals - 1.80%
43,200	Sciele Pharma, Inc. (a)		1,001,808
	Total Health Care		17,271,293

	Industrials - 12.42%
	Commercial Services & Supplies - 12.42%
59,000	Clayton Holdings, Inc. (a)		769,950
56,200	Concorde Career Colleges, Inc. (a)		1,075,668
23,700	CRA International, Inc. (a)		1,069,818
126,900	Educate, Inc. (a)		972,054
22,100	First Advantage Corp. - Class A (a)		514,046
30,800	FirstService Corp. (a)		820,512
27,000	Heidrick & Struggles International, Inc. (a)		913,680
71,800	Hudson Highland Group, Inc. (a)		774,722
	Total Industrials		6,910,450

	Information Technology - 13.64%
	Computers & Peripherals - 2.37%
46,200	Applied Films Corp. (a)		1,316,238

	Electronic Equipment & Instruments - 1.11%
27,700	Measurement Specialties, Inc. (a)		616,879

	Internet Software & Services - 4.44%
47,000	eCollege.com, Inc. (a)		993,580
45,900	Jupitermedia Corp. (a)		596,700
92,200	Stellent, Inc.		880,510
			2,470,790

	Semiconductor & Semiconductor Equipment - 1.47%
85,841	Entegris, Inc. (a)		818,065

	Software - 4.25%
40,500	Neoware Systems, Inc. (a)		497,745
99,500	PDF Solutions, Inc. (a)		1,234,795
29,400	THQ Inc. (a)		635,040
			2,367,580
	Total Information Technology		7,589,552

	TOTAL COMMON STOCKS (Cost $46,558,642)		51,933,734

	SHORT TERM INVESTMENTS - 6.74%
	Investment Company - 1.71%
949,936	SEI Daily Income Trust Treasury II Fund - Class B		949,936
	Total Investment Companies		949,936

	U.S. Treasury Obligations - 5.03%
	Public Finance, Taxation, And Monetary Policy - 5.03%
$2,800,000	4.265%, 07/06/2006		2,798,436
	Total U.S. Treasury Obligations		2,798,436

	TOTAL SHORT TERM INVESTMENTS (Cost $3,748,372)		3,748,372

	Total Investments (Cost $50,307,014) - 100.05%		55,682,106

	Liabilities in Excess of Other Assets - (0.05)%		(25,814)

	TOTAL NET ASSETS - 100.00%		$55,656,292

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments		$ 50,307,014
Gross unrealized appreciation		9,534,077
Gross unrealized depreciation		(4,158,985)
Net unrealized appreciation		$ 5,375,092

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares or
Face Amount			Value
	COMMON STOCKS - 92.86%
	Consumer Discretionary - 26.90%
	Auto Components - 3.48%
106,000	Autoliv, Inc.		$5,996,420
446,800	Gentex Corp.		6,255,200
			12,251,620

	Hotels, Restaurants & Leisure - 7.15%
107,400	Boyd Gaming Corp.		4,334,664
67,900	Harrah's Entertainment, Inc.		4,833,122
128,475	Life Time Fitness, Inc. (a)		5,944,538
155,300	Penn National Gaming, Inc. (a)		6,022,534
105,800	Royal Caribbean Cruises Ltd.		4,046,850
			25,181,708

	Leisure Equipment & Products - 0.97%
102,800	Brunswick Corp.		3,418,100

	Media - 2.06%
647,200	EMI Group PLC, ADR		7,272,004

	Specialty Retail - 11.16%
59,000	Abercrombie & Fitch Co. - Class A		3,270,370
109,700	Barnes & Noble, Inc.		4,004,050
155,700	Chico's FAS, Inc. (a)		4,200,786
234,500	PETsMART, Inc.		6,003,200
208,600	Talbots, Inc.		3,848,670
140,100	Tiffany & Co.		4,626,102
283,200	Urban Outfitters, Inc. (a)		4,953,168
116,700	Weight Watchers International, Inc.		4,771,863
106,400	Williams-Sonoma, Inc.		3,622,920
			39,301,129

	Textiles, Apparel & Luxury Goods - 2.08%
34,900	Mohawk Industries, Inc. (a)		2,455,215
88,800	Polo Ralph Lauren Corp.		4,875,120
			7,330,335
	Total Consumer Discretionary		94,754,896

	Financials - 7.83%
	Capital Markets - 5.86%
114,175	A.G. Edwards, Inc.		6,316,161
330,700	Janus Capital Group, Inc.		5,919,530
41,250	Legg Mason, Inc.		4,105,200
114,000	T. Rowe Price Group, Inc.		4,310,340
			20,651,231

	Diversified Financial Services - 1.97%
166,900	Morningstar, Inc. (a)		6,923,012
	Total Financials		27,574,243

	Health Care - 27.35%
	Biotechnology - 5.12%
241,500	Amylin Pharmaceuticals, Inc. (a)		11,922,855
226,500	MedImmune, Inc. (a)		6,138,150
			18,061,005

	Health Care Equipment & Supplies - 7.84%
76,200	Fisher Scientific International, Inc. (a)		5,566,410
72,000	Millipore Corp. (a)		4,535,280
80,050	Sigma-Aldrich Corp.		5,814,832
463,300	Qiagen N.V. (a)		6,356,476
120,300	Waters Corp. (a)		5,341,320
			27,614,318

	Health Care Providers & Services - 6.10%
189,800	Charles River Laboratories International, Inc. (a)		6,984,640
333,600	IMS Health, Inc.		8,957,160
158,000	Pharmaceutical Product Development, Inc.		5,548,960
			21,490,760

	Pharmaceuticals - 8.29%
150,200	Barr Pharmaceuticals, Inc. (a)		7,163,038
289,900	Endo Pharmaceuticals Holdings, Inc. (a)		9,560,902
240,600	Medicis Pharmaceutical Corp. - Class A		5,774,400
151,600	Shire Pharmaceuticals PLC, ADR		6,705,268
			29,203,608
	Total Health Care		96,369,691

	Industrials - 9.12%
	Commercial Services & Supplies - 9.12%
162,900	Career Education Corp. (a)		4,869,081
115,800	ChoicePoint Inc. (a)		4,836,966
230,000	DeVry, Inc. (a)		5,053,100
288,800	Hewitt Associates, Inc. - Class A (a)		6,492,224
202,100	Iron Mountain, Inc. (a)		7,554,498
78,200	Monster Worldwide, Inc. (a)		3,336,012
	Total Industrials		32,141,881

	Information Technology - 21.66%
	Communications Equipment - 1.27%
42,400	Garmin Ltd.		4,470,656

	Electronic Equipment & Instruments - 1.15%
158,000	Jabil Circuit, Inc.		4,044,800

	IT Services - 2.04%
145,200	CheckFree Corp. (a)		7,196,112

	Semiconductor & Semiconductor Equipment - 8.61%
373,800	Altera Corp. (a)		6,560,190
108,300	KLA-Tencor Corp.		4,502,031
204,100	National Semiconductor Corp.		4,867,785
278,600	Novellus Systems, Inc. (a)		6,881,420
60,900	SanDisk Corp. (a)		3,104,682
307,000	Semtech Corp. (a)		4,436,150
			30,352,258

	Software - 8.59%
534,400	BEA Systems, Inc. (a)		6,995,296
211,450	Cadence Design Systems, Inc. (a)		3,626,368
155,200	Citrix Systems, Inc. (a)		6,229,728
129,000	F5 Networks, Inc. (a)		6,898,920
277,900	Red Hat, Inc. (a)		6,502,860
			30,253,172
	Total Information Technology		76,316,998

	TOTAL COMMON STOCKS (Cost $296,794,203)		327,157,709

	SHORT TERM INVESTMENTS - 6.68%
	Investment Company - 0.33%
1,158,880	SEI Daily Income Trust Treasury II Fund - Class B		1,158,880
	Total Investment Companies		1,158,880

	U.S. Treasury Obligations - 6.35%
	Public Finance, Taxation, And Monetary Policy - 6.35%
$16,475,000	4.265%, 07/06/2006		16,465,626
5,900,000	4.570%, 07/13/2006		5,891,382
	Total U.S. Treasury Obligations		22,357,008

	TOTAL SHORT TERM INVESTMENTS (Cost $23,515,888)		23,515,888

	Total Investments (Cost $320,310,091) - 99.54%		350,673,597

	Other Assets in Excess of Liabilities - 0.46%		1,629,628

	TOTAL NET ASSETS - 100.00%		$352,303,225

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments		$ 320,310,091
Gross unrealized appreciation		51,493,950
Gross unrealized depreciation		(21,130,444)
Net unrealized appreciation		$ 30,363,506

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 95.37%
		Consumer Discretionary - 0.96%
		Internet & Catalog Retail - 0.96%
	36,300	eBay, Inc. (a)		$1,063,227
		Total Consumer Discretionary		1,063,227

		Health Care - 36.89%
		Biotechnology - 5.43%
	65,700	Amylin Pharmaceuticals, Inc. (a)		3,243,609
	44,200	AtheroGenics, Inc. (a)		576,810
	45,800	MedImmune, Inc. (a)		1,241,180
	32,900	Myogen, Inc. (a)		954,100
				6,015,699

		Health Care Equipment & Supplies - 16.58%
	137,000	Align Technology, Inc. (a)		1,012,430
	61,700	American Medical Systems Holdings, Inc. (a)		1,027,305
	49,200	Boston Scientific Corp. (a)		828,528
	27,300	C.R. Bard, Inc.		1,999,998
	110,900	ev3, Inc. (a)		1,642,429
	17,200	Fisher Scientific International, Inc. (a)		1,256,460
	74,750	Immucor, Inc. (a)		1,437,442
	42,100	Mentor Corp.		1,831,350
	15,300	Millipore Corp. (a)		963,747
	96,400	Qiagen N.V. (a)		1,322,608
	15,900	Sigma-Aldrich Corp.		1,154,976
	36,200	St. Jude Medical, Inc. (a)		1,173,604
	27,200	Varian Medical Systems, Inc. (a)		1,287,920
	31,800	Waters Corp. (a)		1,411,920
				18,350,717

		Health Care Providers & Services - 5.91%
	45,200	Charles River Laboratories International, Inc. (a)		1,663,360
	21,500	Covance, Inc. (a)		1,316,230
	81,700	IMS Health, Inc.		2,193,645
	38,800	Pharmaceutical Product Development, Inc.		1,362,656
				6,535,891

		Pharmaceuticals - 8.97%
	26,400	Abbott Laboratories		1,151,304
	33,000	Barr Pharmaceuticals, Inc. (a)		1,573,770
	25,200	Bayer AG, ADR		1,156,932
	58,300	Medicis Pharmaceutical Corp. - Class A		1,399,200
	57,900	Schering-Plough Corp.		1,101,837
	28,900	Shire Pharmaceuticals Group PLC, ADR		1,278,247
	31,000	Teva Pharmaceutical Industries, Ltd., ADR		979,290
	28,900	Wyeth		1,283,449
				9,924,029
		Total Health Care		40,826,336

		Industrials - 2.02%
		Commercial Services & Supplies - 2.02%
	99,500	Hewitt Associates, Inc. - Class A (a)		2,236,760
		Total Industrials		2,236,760

		Information Technology - 55.50%
		Communications Equipment - 7.18%
	77,500	Adtran, Inc.		1,738,325
	74,000	Cisco Systems, Inc. (a)		1,445,220
	61,300	Corning, Inc. (a)		1,482,847
	81,200	Motorola, Inc.		1,636,180
	81,200	Nokia OYJ, ADR		1,645,112
				7,947,684

		Computers & Peripherals - 3.15%
	29,550	Dell, Inc. (a)		721,316
	127,300	EMC Corp. (a)		1,396,481
	34,500	Rackable Systems, Inc. (a)		1,362,405
				3,480,202

		Electronic Equipment & Instruments - 5.29%
	66,100	Dolby Laboratories, Inc. - Class A (a)		1,540,130
	60,500	Jabil Circuit, Inc.		1,548,800
	20,900	Molex, Inc.		701,613
	36,050	National Instruments Corp.		987,770
	24,000	Trimble Navigation Ltd. (a)		1,071,360
				5,849,673

		Internet Software & Services - 1.31%
	26,500	Equinix, Inc. (a)		1,453,790

		Semiconductor & Semiconductor Equipment - 19.92%
	75,050	Altera Corp. (a)		1,317,127
	49,500	Analog Devices, Inc.		1,590,930
	91,700	Applied Materials, Inc.		1,492,876
	80,900	Cabot Microelectronics Corp. (a)		2,452,079
	55,100	Cree, Inc. (a)		1,309,176
	124,200	Entegris, Inc. (a)		1,183,626
	66,200	Fairchild Semiconductor International, Inc. (a)		1,202,854
	46,100	FormFactor, Inc. (a)		2,057,443
	88,650	Intel Corp.		1,679,917
	44,150	Maxim Integrated Products, Inc.		1,417,657
	31,900	Microchip Technology, Inc.		1,070,245
	51,400	MKS Instruments, Inc. (a)		1,034,168
	56,800	Novellus Systems, Inc. (a)		1,402,960
	104,800	Semtech Corp. (a)		1,514,360
	43,700	Texas Instruments, Inc.		1,323,673
				22,049,091

		Software - 18.65%
	163,200	BEA Systems, Inc. (a)		2,136,288
	65,550	Cadence Design Systems, Inc. (a)		1,124,183
	38,600	Citrix Systems, Inc. (a)		1,549,404
	36,900	F5 Networks, Inc. (a)		1,973,412
	79,100	FileNet Corp. (a)		2,130,163
	41,900	Kronos, Inc. (a)		1,517,199
	73,000	Manhattan Associates, Inc. (a)		1,481,170
	93,500	Microsoft Corp.		2,178,550
	157,400	Oracle Corp. (a)		2,280,726
	91,300	PDF Solutions, Inc. (a)		1,133,033
	64,400	Red Hat, Inc. (a)		1,506,960
	104,800	Symantec Corp. (a)		1,628,592
				20,639,680
		Total Information Technology		61,420,120

		TOTAL COMMON STOCKS (Cost $96,242,210)		105,546,443

		SHORT TERM INVESTMENTS - 4.34%
		Investment Company - 1.04%
	1,154,573	SEI Daily Income Trust Treasury II Fund - Class B		1,154,573
		Total Investment Companies		1,154,573

		U.S. Treasury Obligations - 3.30%
		Public Finance, Taxation, And Monetary Policy - 3.30%
	$3,650,000	4.265%, 07/06/2006		3,647,944
		Total U.S. Treasury Obligations		3,647,944

		TOTAL SHORT TERM INVESTMENTS (Cost $4,802,517)		4,802,517

		Total Investments (Cost $101,044,727) - 99.71%		110,348,960

		Other Assets in Excess of Liabilities - 0.29%		326,167

		TOTAL NET ASSETS - 100.00%		$110,675,127

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments		$ 101,044,727
	Gross unrealized appreciation		15,708,053
	Gross unrealized depreciation		(6,403,820)
	Net unrealized appreciation		$ 9,304,233

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Funds

By (Signature and Title) /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/17/06

* Print the name and title of each signing officer under his or her signature.